Long-Term Debt (Tables)	12 Months Ended
May 27, 2012
Long-term Debt, Unclassified [Abstract]
Components Of Long-Term Debt
The components of long-term debt are as follows:

(in millions)	May 27, 2012	May 29, 2011
5.625% senior notes due October 2012	$350.0	$350.0
7.125% debentures due February 2016	100.0	100.0
6.200% senior notes due October 2017	500.0	500.0
4.500% senior notes due October 2021	400.0	—
6.000% senior notes due August 2035	150.0	150.0
6.800% senior notes due October 2037	300.0	300.0
ESOP loan with variable rate of interest (0.59% at May 27, 2012) due December 2018	5.9	8.0
Total long-term debt	$1,805.9	$1,408.0
Fair value hedge	3.2	3.7
Less issuance discount	(5.5)	(4.4)
Total long-term debt less issuance discount	$1,803.6	$1,407.3
Less current portion	(349.9)	—
Long-term debt, excluding current portion	$1,453.7	$1,407.3

Aggregate Maturities Of Long-Term Debt
All of our long-term debt currently outstanding is expected to be repaid entirely at maturity with interest being paid semi-annually over the life of the debt. The aggregate maturities of long-term debt for each of the five fiscal years subsequent to May 27, 2012, and thereafter are as follows:

Fiscal Year	Amount
2013	$350.0
2014	—
2015	—
2016	100.0
2017	—
Thereafter	1,355.9
Long-term debt	$1,805.9